UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Retirement Blend 2025 Fund

Investor Class (TBLVX)

This semi-annual shareholder report contains important information about Retirement Blend 2025 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2025 Fund - Investor Class	$20	0.38%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$406,265
Number of Portfolio Holdings	27

Portfolio Turnover Rate	10.8%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	44.0%
Domestic Bond Funds	28.9
International Equity Funds	13.6
International Bond Funds	11.5
Short-Term and Other	2.0

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Equity Index 500 Fund	16.5%
T. Rowe Price QM U.S. Bond Index Fund	13.2
T. Rowe Price U.S. Limited Duration TIPS Index Fund	9.1
T. Rowe Price International Equity Index Fund	6.9
T. Rowe Price Value Fund	5.9
T. Rowe Price Hedged Equity Fund	5.3
T. Rowe Price Growth Stock Fund	5.2
T. Rowe Price International Bond Fund (USD Hedged)	4.7
T. Rowe Price Real Assets Fund	3.8
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F1346-053 1/25

Retirement Blend 2025 Fund

Investor Class (TBLVX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Retirement Blend 2025 Fund

I Class (TBLEX)

This semi-annual shareholder report contains important information about Retirement Blend 2025 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2025 Fund - I Class	$11	0.22%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$406,265
Number of Portfolio Holdings	27

Portfolio Turnover Rate	10.8%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	44.0%
Domestic Bond Funds	28.9
International Equity Funds	13.6
International Bond Funds	11.5
Short-Term and Other	2.0

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Equity Index 500 Fund	16.5%
T. Rowe Price QM U.S. Bond Index Fund	13.2
T. Rowe Price U.S. Limited Duration TIPS Index Fund	9.1
T. Rowe Price International Equity Index Fund	6.9
T. Rowe Price Value Fund	5.9
T. Rowe Price Hedged Equity Fund	5.3
T. Rowe Price Growth Stock Fund	5.2
T. Rowe Price International Bond Fund (USD Hedged)	4.7
T. Rowe Price Real Assets Fund	3.8
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F1347-053 1/25

Retirement Blend 2025 Fund

I Class (TBLEX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TBLVX Retirement Blend 2025
Fund
TBLEX Retirement Blend 2025
Fund–
.
I Class

T. ROWE PRICE Retirement Blend 2025 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
7/26/21
(1)
Through
5/31/22 5/31/24 5/31/23
NET ASSET VALUE
Beginning of period $ 9.72 $ 8.66 $ 8.94 $ 10.00
Investment activities
Net investment income
(2)(3)
0.12 0.23 0.22 0.08
Net realized and unrealized gain/loss 0.63 1.04 (0.26) (0.94)
Total from investment activities 0.75 1.27 (0.04)
(4)
(0.86)
Distributions
Net investment income — (0.18) (0.17) (0.11)
Net realized gain — (0.03) (0.07) (0.09)
Total distributions — (0.21) (0.24) (0.20)
NET ASSET VALUE
End of period $ 10.47 $ 9.72 $ 8.66 $ 8.94

T. ROWE PRICE Retirement Blend 2025 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
7/26/21
(1)
Through
5/31/22 5/31/24 5/31/23
Ratios/Supplemental Data
Total return
(3)(5)(6)
7.72% 14.76% (0.33)% (8.81)%
Ratios to average net assets:
(3)
Gross expenses before payments by Price
Associates
(6)
0.38%
(7)
0.38% 0.38% 0.38%
(7)
Net expenses after payments by Price
Associates
(6)
0.38%
(7)
0.38% 0.38% 0.38%
(7)
Net investment income
(6)
2.29%
(7)
2.50% 2.52% 1.06%
(7)
Portfolio turnover rate
(6)
10.8% 23.2% 31.6% 52.3%
Net assets, end of period (in thousands) $86,376 $68,042 $44,872 $36,735
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Retirement Blend 2025 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
7/26/21
(1)
Through
5/31/22 5/31/24 5/31/23
NET ASSET VALUE
Beginning of period $ 9.71 $ 8.65 $ 8.93 $ 10.00
Investment activities
Net investment income
(2)(3)
0.13 0.24 0.22 0.12
Net realized and unrealized gain/loss 0.62 1.05 (0.25) (0.98)
Total from investment activities 0.75 1.29 (0.03)
(4)
(0.86)
Distributions
Net investment income — (0.20) (0.18) (0.12)
Net realized gain — (0.03) (0.07) (0.09)
Total distributions — (0.23) (0.25) (0.21)
NET ASSET VALUE
End of period $ 10.46 $ 9.71 $ 8.65 $ 8.93
Ratios/Supplemental Data
Total return
(3)(5)(6)
7.72% 14.97% (0.17)% (8.83)%
Ratios to average net assets:
(3)
Gross expenses before payments by Price
Associates
(6)
0.22%
(7)
0.22% 0.22% 0.22%
(7)
Net expenses after payments by Price
Associates
(6)
0.22%
(7)
0.22% 0.22% 0.22%
(7)
Net investment income
(6)
2.49%
(7)
2.62% 2.55% 1.50%
(7)
Portfolio turnover rate
(6)
10.8% 23.2% 31.6% 52.3%
Net assets, end of period (in thousands) $319,889 $223,980 $60,465 $20,285
0% 0% 0% 0%

T. ROWE PRICE Retirement Blend 2025 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Retirement Blend 2025 Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
11/30/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 40.4%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  37,813 17,712 3,033 5,530,720 53,482
U.S. Limited Duration TIPS Index
Fund  25,389 14,012 2,140 4,044,386 36,804
International Bond Fund (USD
Hedged)  13,112 6,677 1,082 2,230,224 19,135
U.S. Treasury Long-Term Index
Fund  9,510 4,283 782 1,778,269 13,390
Dynamic Global Bond Fund  8,869 4,324 751 1,607,677 12,443
Emerging Markets Bond Fund  7,971 3,328 606 1,171,089 10,915
High Yield Fund  7,507 3,199 583 1,730,908 10,334
Dynamic Credit Fund  2,803 1,553 255 465,372 4,128
Floating Rate Fund  2,776 1,102 417 372,330 3,474
Total Bond Mutual Funds (Cost $164,086) 164,105
EQUITY MUTUAL FUNDS 57.6%
T. Rowe Price Funds:
Equity Index 500 Fund  47,512 19,271 7,489 420,336 66,821
International Equity Index Fund  22,024 8,164 1,900 1,680,121 27,991
Value Fund  16,975 6,259 1,583 456,723 23,827
Hedged Equity Fund  14,990 5,821 1,160 1,650,314 21,669
Growth Stock Fund  15,419 5,543 2,462 183,412 20,980
Real Assets Fund  11,227 4,334 854 991,108 15,451
International Value Equity Fund  7,123 2,518 718 502,060 8,932
Mid-Cap Index Fund  5,740 2,089 1,164 358,658 8,167
International Stock Fund  6,064 2,201 586 382,192 7,835
Small-Cap Index Fund  4,848 1,637 789 378,111 6,651
Emerging Markets Discovery Stock
Fund  4,245 1,643 319 395,369 5,681
Emerging Markets Stock Fund  3,712 1,484 299 143,668 4,962
Mid-Cap Growth Fund  3,223 1,146 253 38,883 4,556
Small-Cap Value Fund  2,666 944 288 61,501 3,879
Mid-Cap Value Fund  2,724 948 285 97,642 3,816
New Horizons Fund (2) 1,852 710 134 43,072 2,823
Total Equity Mutual Funds (Cost $194,711) 234,041
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  – 935 895 400 40
Total Other Mutual Funds (Cost $40) 40

T. ROWE PRICE Retirement Blend 2025 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
11/30/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds  2.0%
T. Rowe Price U.S. Treasury
Money Fund, 4.68% (3) 6,010 8,122 5,954 8,177,857 8,178
Total Short-Term Investments (Cost $8,178) 8,178
Total Investments in Securities
100.0% of Net Assets (Cost $367,015) $ 406,364
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ 27 $ 122
Dynamic Global Bond Fund  (39) 1 279
Emerging Markets Bond Fund  (4) 222 306
Emerging Markets Discovery Stock Fund  7 112 —
Emerging Markets Stock Fund  (5) 65 —
Equity Index 500 Fund  23 7,527 348
Floating Rate Fund  (2) 13 131
Growth Stock Fund  61 2,480 —
Hedged Equity Fund  (1) 2,018 —
High Yield Fund  (8) 211 314
International Bond Fund (USD Hedged)  (15) 428 289
International Equity Index Fund  (19) (297) —
International Stock Fund  7 156 —
International Value Equity Fund  (12) 9 —
Mid-Cap Growth Fund  6 440 —
Mid-Cap Index Fund  54 1,502 —
Mid-Cap Value Fund  4 429 —
New Horizons Fund  8 395 —
QM U.S. Bond Index Fund  (70) 990 964
Real Assets Fund  2 744 —
Small-Cap Index Fund  13 955 —
Small-Cap Value Fund  1 557 —
Transition Fund  (3) — —
U.S. Limited Duration TIPS Index Fund  (82) (457) 1,394
U.S. Treasury Long-Term Index Fund  (35) 379 221
Value Fund  18 2,176 —
U.S. Treasury Money Fund, 4.68% — — 198
Totals $ (92)# $ 21,082 $ 4,566+

T. ROWE PRICE Retirement Blend 2025 Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4,566 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2025 Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $367,015) $ 406,364
Receivable for shares sold 884
Total assets 407,248
Liabilities
Payable for investment securities purchased 845
Investment management and administrative fees payable 79
Payable for shares redeemed 38
Other liabilities 21
Total liabilities 983
NET ASSETS $ 406,265
Net Assets Consist of:
Total distributable earnings (loss) $ 41,471
Paid-in capital applicable to 38,834,239 shares of $0.0001
par value capital stock outstanding; 30,000,000,000 shares
of the Corporation authorized 364,794
NET ASSETS $ 406,265
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $86,376; Shares outstanding: 8,252,906) $ 10.47
I Class
(Net assets: $319,889; Shares outstanding: 30,581,333) $ 10.46

T. ROWE PRICE Retirement Blend 2025 Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Investment Income (Loss)
Income distributions from underlying Price Funds $ 4,566
Investment management and administrative expense 430
Net investment income 4,136
Realized and Unrealized Gain / Loss –
Net realized loss on Sales of underlying Price Funds (92)
Change in net unrealized gain / loss on underlying Price Funds 21,082
Net realized and unrealized gain / loss 20,990
INCREASE IN NET ASSETS FROM OPERATIONS $ 25,126

T. ROWE PRICE Retirement Blend 2025 Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,136 $ 4,688
Net realized gain (loss) (92) 331
Change in net unrealized gain / loss 21,082 20,381
Increase in net assets from operations 25,126 25,400
Distributions to shareholders
Net earnings
Investor Class – (1,348)
I Class – (2,863)
Decrease in net assets from distributions – (4,211)
Capital share transactions
*
Shares sold
Investor Class 30,362 36,531
I Class 124,363 183,248
Distributions reinvested
Investor Class – 1,348
I Class – 2,730
Shares redeemed
Investor Class (17,380) (21,362)
I Class (48,228) (36,999)
Increase in net assets from capital share
transactions 89,117 165,496
Net Assets
Increase during period 114,243 186,685
Beginning of period 292,022 105,337
End of period $ 406,265 $ 292,022
*Share information (000s)
Shares sold
Investor Class 2,978 3,973
I Class 12,273 19,790
Distributions reinvested
Investor Class – 146
I Class – 297
Shares redeemed
Investor Class (1,726) (2,300)
I Class (4,769) (4,001)
Increase in shares outstanding 8,756 17,905

T. ROWE PRICE Retirement Blend 2025 Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement
Blend 2025 Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying
Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has two classes of shares: the Retirement Blend 2025 Fund
(Investor Class) and the Retirement Blend 2025 Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price
Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying
Price Fund investments are reflected as income; capital gain distributions are

T. ROWE PRICE Retirement Blend 2025 Fund

reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Retirement Blend 2025 Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement Blend 2025 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On November 30, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, during the six months ended November 30, 2024, aggregated $129,959,000 and $36,689,000, respectively.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Retirement Blend 2025 Fund

At November 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $371,281,000. Net unrealized gain aggregated $35,083,000 at period-end, of which $40,962,000 related to appreciated investments and $5,879,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Certain officers and directors of the fund are also officers and directors of Price
Associates and its subsidiaries and the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an annual all-inclusive fee that is based on a predetermined fee schedule that ranges from 0.44% to 0.34% for the
Investor Class and 0.26% to 0.19% for the I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The annual all-inclusive fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and
acquired fund fees and expenses. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses. At November 30, 2024, the effective annual all-inclusive fee rate was
0.38% for the Investor Class and 0.22% for the I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.

T. ROWE PRICE Retirement Blend 2025 Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At
November 30, 2024, the fund held less than 25% of the outstanding shares of any underlying Price Fund.
NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1346-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025